DECOMMISSIONING LIABILITIES - Schedule of Decommissioning Provision (Detail) $ in Millions	9 Months Ended
Sep. 30, 2026 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 4,872
Liabilities Incurred	20
Liabilities Settled	(155)
Unwinding of Discount on Decommissioning Liabilities (Note 6)	192
Liabilities Divested	(38)
Exchange Rate Movements	24
Ending balance	$ 4,915